Property and Equipment (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Construction in progress		$ 1,058,735	$ 911,087
Land		109,108	109,108
Office equipment		63,367	63,367
Furniture and fixtures		44,806	44,805
Property, Plant and Equipment, Gross		1,276,016	1,128,367
Property, plant and equipment, accumulated depreciation	99,500	88,205	69,299
Property, plant and equipment, net of accumulated depreciation of $_____ and $88,205, respectively	$ 1,231,696	$ 1,187,766	$ 1,059,068